Inventories (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 180,254	$ 163,030
Work in process	87,744	60,128
Finished goods	624,941	610,569
Health care supplies	133,175	133,769
Inventories	$ 1,026,114	$ 967,496